Document and Entity Information	12 Months Ended
Dec. 31, 2013
Document and Entity Information [Abstract]
Entity Registrant Name	VISTA GOLD CORP
Entity Central Index Key	0000783324
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2013
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Trading Symbol	vgz